SHARE CAPITAL AND RESERVES	12 Months Ended
Nov. 30, 2021
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

18.  SHARE CAPITAL AND RESERVES

Accounting Policies

Unit financing

In a unit financing where the Company issues common shares with an attached warrant, the warrants issued to investors and any warrants issued to brokers are accounted for as follows:

The fair value of investor warrants is measured based on the unit price paid by the investor compared to the fair value of the common shares on the issuance date. If the unit price is greater than the common share price, the excess is considered the fair value of the investor warrant. If the unit price is less than the common share price, no fair value is assigned to the warrant. The fair value of the common shares is recognized in share capital and the fair value of the investor warrants is recognized in reserves.

The fair value of broker warrants is measured and recognized on the date of grant, using the Black-Scholes option pricing model. The fair value is recognized as a share issuance cost with a corresponding increase in reserves.

Additionally, the Company evaluates whether warrants issued are considered compound financial instruments requiring bifurcation between liability and equity by assessing the nature of the warrant instrument and whether the conversion terms are fixed or variable.

18. SHARE CAPITAL AND RESERVES – continued

Share-based payment

The Company has two share-based payment plans under which awards have been made: the legacy option plan and the omnibus long term incentive plan (“LTIP”) in addition to obligations to issue shares under certain employment agreements. Share-based payment consists of stock options, restricted share units (“RSU”) and deferred share units (“DSU”).

The Company grants stock options to acquire common shares of the Company to directors, officers, employees, and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes or provides services similar to those performed by an employee.

The fair value of the options granted are measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. The fair value is recognized as an expense with a corresponding increase in reserves. When stock options are exercised, share capital is credited by the sum of the consideration paid and the related portion of share-based payment previously recorded in reserves.

The fair value of RSUs and DSUs is measured at fair value on the date of grant, using the market price of the Company’s shares. The fair value is recognized as an expense with a corresponding increase in reserves. When RSUs and DSUs vest and are settled, share capital is credited by moving the settled balance from reserves to share capital. If any portion on the units is settled in cash at the Company’s option, the cash component is recorded as a decrease in cash and cash equivalents.

Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity settled share-based payment transactions and measured at the fair value of goods or services received. If the fair value of the goods or services received cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instruments granted at the date the Company receives the goods or the services.

When the Company enters into a commitment to issue shares, the consideration is recorded as an obligation to issue shares when goods are received, and services rendered and reclassified to share capital when shares are issued.

Accounting Estimates and Judgments

The inputs used in calculating the fair value for share-based payment expense included in loss for the year.

The valuation of shares and other equity instruments issued in non-cash transactions. Generally, the valuation of non-cash transactions is based on the value of the goods or services received. When non-cash transactions are entered into with employees and those providing similar services, the non-cash transactions are measured at the fair value of the consideration given up using market prices.

Explanatory information

Authorized share capital

The Company is authorized to issue an unlimited number of common and preferred shares with no par value.

Issued shares

Year ended November 30, 2021:

(a)	The Company issued 111,030 common shares in connection with the vesting and release of 116,263 RSUs resulting in an increase to share capital of $476 and a decrease in cash and cash equivalents of $431 in relation to withholding taxes paid.

18. SHARE CAPITAL AND RESERVES – continued

(b)	The Company issued 2,000 common shares at a price of $10.43 per common share in connection with the exercise of warrants for gross proceeds of $19. As a result of the exercise of the warrants, the fair value of the warrants amounting to $2 was reclassified from reserves to share capital.

(c)	The Company issued 401,678 common shares in connection with the exercise of options for gross proceeds of $2,142. As a result of the exercise of options, the fair value of the options amounting to $1,943 was reclassified from reserves to share capital.

(d)	On January 29, 2021, the Company closed a bought deal financing pursuant to which the Company issued 6,454,666 units valued at $39,696 which were comprised of one common share of the Company and one-half share purchase warrant. The total consideration of the units issued was allocated $32,701 to common shares and $4,066 to share purchase warrants. Each full share purchase warrant is exercisable at a price of $7.65 per share for a period of thirty-six from the date of closing. In connection with the financing, the Company incurred share issuance costs of $2,929 that were recorded to equity.

On June 1, 2021, the Company closed a bought deal financing, pursuant to which the Company issued 4,646,767 units valued at $46,003 which were comprised of one common share of the Company and one-half share purchase warrant. The total consideration of the units issued was allocated $42,876 to common shares and $279 to share purchase warrants. Each full share purchase warrant is exercisable at a price of $12.45 per share for a period of thirty-six months from the date of closing. In connection with the financing, the Company incurred share issuance costs of $2,848 that were recorded to equity.

(e)	The Company issued 171,667 common shares in connection with employment compensation agreements resulting in a decrease in the obligation to issue shares of $470 and increase in share capital of $779.

(f)	The Company issued 3,106,032 common shares valued at $16,214 in connection with the acquisition of LYF (Note 19).

(g)	The Company issued 4,094,726 common shares valued at $40,662 in connection with the acquisition of GR (Note 19).

(h)	The Company issued 5,786,360 common shares valued at $35,760 in connection with the acquisition of CS (Note 19). The transaction included share issuance costs incurred of $62.

Year ended November 30, 2020:

(i)	The Company issued 58,475 common shares and 29,237 warrants exercisable at a price of $12.00 per common share in connection with the exercise of broker warrants for gross proceeds of $518. As a result of the exercise of the warrants, the fair value of the warrants amounting to $333 was reclassified from reserves to share capital.

(j)	The Company issued 145,550 common shares in connection with the exercise of options for gross proceeds of $328. As a result of the exercise of options, the value previously recognized as compensation, amounting to $316, was reclassified from reserves to share capital.

(k)	The Company issued 400,000 common shares in connection with employment and consulting compensation agreements resulting in a decrease in the obligation to issue shares of $442 and increase in share capital of $1,920.

(l)	The Company issued 576,811 common shares valued at $5,070 in connection with the expansion of the SoRSE agreement (Note 12).

(m)	The Company cancelled 14,533 common shares repurchased through the normal course issuer bid resulting in a decrease in share capital by $54.

18. SHARE CAPITAL AND RESERVES – continued

(n)	The Company issued 56,727 common shares in connection with the vesting and release of 113,452 RSUs resulting in an increase to share capital of $328 and a decrease in cash and cash equivalents of $261.

Obligation to issue shares

The Company has entered into agreements with officers, to issue the following shares:

	Number of shares to be issued
	2022	2023	Total
Officers	200,000	150,000	350,000

Of the amount recognized for the obligation to issue shares, $656 was recorded as share-based payments expense related to the issue of 216,667 shares for the year ended November 30, 2021 (November 30, 2020 - $1,478 related to the issue of 400,000 shares).

Upon termination of the services, the entitlement to the shares may be forfeited. Any share-based payments previously recognized related to the remaining unvested tranches will be reversed against profit and loss.

Escrow shares

In connection with the acquisition of Pommies, 201,351 common shares were placed in escrow subject to indemnity provisions and the achievement of specific milestones and provisions outlined in the share purchase agreement. As of November 30, 2021, the first milestone had been fulfilled, and 28,764 shares were released from escrow.

In connection with the acquisition of LYF (Note 19), 755,555 common shares were placed in escrow subject to indemnity provisions and the achievement of specific milestones outlined in the share purchase agreement. November 30, 2021 these shares remain in escrow as the milestones have not yet been achieved.

In connection with the acquisition of GR (Note 19), there were 1,434,767 common shares placed in escrow subject to the resolution and settlement of certain tax matters, in which the sellers are required to indemnify the Company. At November 30, 2021 these shares remain in escrow as the milestones have not yet been achieved.

Warrants

The following table summarizes warrant activity during the year ended November 30, 2021 and 2020:

	Number	Weighted Average
	of Warrants	Exercise Price
		$
Balance, outstanding November 30, 2019	8,988,810	11.73
Issued	87,712	12.00
Exercised	(175,424)	8.85
Balance, outstanding November 30, 2020	8,901,098	11.79
Issued	16,652,150	9.66
Exercised	(6,000)	9.65
Expired	(7,901,098)	11.88
Balance, outstanding November 30, 2021	17,646,150	9.75

18. SHARE CAPITAL AND RESERVES – continued

The following table summarizes the warrants outstanding as at November 30, 2021:

Warrants	Warrants
Outstanding	Exercisable	Exercise price	Expiry date
		$
400,000	400,000	10.50	October 26, 2023
300,000	300,000	11.25	October 26, 2023
300,000	300,000	12.00	October 26, 2023
9,678,500	9,678,500	7.65	January 29, 2024
6,967,650	6,967,650	12.45	June 4, 2024
17,646,150	17,646,150

As a result of the share consolidation on November 16, 2021 three warrants are exercisable for one common share of the Company.

Omnibus long-term incentive plan

The Company has in place an omnibus LTIP , which allows for a variety of equity-based awards that provide different types of incentives to be granted to certain officers, employees, and consultants (in the case of options (“Options”), performance share units (“PSU”) and restricted share units (“RSU”)) and directors (in the case of deferred share units (“DSU”)). Any existing options that were granted prior to the effective date of the LTIP pursuant to the Company’s existing stock option plan (“Legacy Option Plan”).

LTIP option plan

The omnibus LTIP plan permits the Board of Directors of the Company to grant options to employees and non-employees to acquire common shares of the Company at fair market value on the date of approval by the Board of Directors. A portion of the stock options vests immediately on the grant date and the balance vests over a period of up to three years from grant date.

The following table summarizes LTIP stock option activity during the year ended November 30, 2021 and 2020:

	Number of	Weighted Average
	Options	Exercise Price
		$
Balance outstanding, November 30, 2019	—	—
Issued	539,423	5.19
Cancelled and forfeited	(191)	5.19
Balance outstanding, November 30, 2020	539,232	5.19
Issued	50,000	10.41
Exercised	(49,059)	5.19
Cancelled and forfeited	(40,929)	5.19
Balance outstanding, November 30, 2021	499,244	5.71
Options exercisable, November 30, 2021	309,423	5.33

18. SHARE CAPITAL AND RESERVES – continued

The following table summarizes the LTIP stock options outstanding and exercisable as at November 30, 2021:

Options outstanding	Options exercisable	Exercise price	Expiry date
		$
449,244	301,087	5.19	October 18, 2025
50,000	8,336	10.41	May 16, 2026
499,244	309,423

The Company used the Black-Scholes option pricing model to establish the fair value of LTIP options granted by applying the following weighted average assumptions at issuance:

	2021	2020
Average dividend per share	—	—
Average forecasted volatility	97%	111%
Average risk-free interest rate	0.95%	0.35%
Average expected life	5 years	5 years
Forfeiture rate	4.68%	5.52%
Fair value – weighted average of options issued	$2.52	$1.36

LTIP RSU’s and DSU’s

The omnibus LTIP plan permits the Board of Directors of the Company to grant RSU’s to certain officers, employees, and consultants and DSU’s to non-management directors. A portion of the RSU’s vested immediately on the grant date and the balance vests over a period of up to three years from grant date.

The following table summarizes LTIP RSU and DSU activity during the year ended November 30, 2021 and 2020:

	Number of RSUs	Weighted Average
	and DSUs	Issue Price of
		RSUs/DSUs
Balance outstanding, November 30, 2019	—
Granted	402,625	$5.19
Released and issued	(113,452)	$5.19
Balance outstanding, November 30, 2020	289,173	$5.19
Granted	92,870	$6.46
Released and issued	(169,156)	$5.36
Cancelled and forfeited	(13,116)	$5.19
Balance outstanding, November 30, 2021	199,771	$5.63

The following table summarizes the LTIP RSUs and DSUs outstanding as at November 30, 2021:

RSUs and DSUs outstanding	Grant date
124,385	October 19, 2020
16,851	February 26, 2021
9,375	May 27, 2021
16,125	August 27, 2021
33,035	November 26, 2021
199,771

18. SHARE CAPITAL AND RESERVES – continued

Legacy option plan

The Company has outstanding options issued under a legacy stock option plan which was replaced by the Omnibus plan discussed above.

The following table summarizes legacy stock option activity during the year ended November 30, 2021 and 2020:

		Weighted Average
	Number of	Exercise Price
	Options	$
Balance outstanding, November 30, 2019	2,557,741	8.25
Exercised	(145,550)	2.25
Cancelled and forfeited	(136,250)	10.08
Balance outstanding, November 30, 2020	2,275,941	8.53
Exercised	(352,608)	5.35
Cancelled and forfeited	(205,827)	11.97
Expired	(179,486)	1.95
Balance outstanding, November 30, 2021	1,538,020	9.56
Options exercisable, November 30, 2021	1,340,332	9.12

The following table summarizes the legacy stock options outstanding and exercisable as at November 30, 2021:

		Exercise price
Options outstanding	Options exercisable	$	Expiry date
100,000	100,000	3.21	July 9, 2023
561,384	561,384	5.85	October 13, 2023
250,000	208,334	12.63	May 26, 2024
588,303	445,058	12.96	July 14, 2024
38,333	25,556	8.37	October 14, 2024
1,538,020	1,340,332

Share-based payments

For the year ended November 30, the Company recorded the following share-based payments:

	2021	2020
Legacy stock options	1,506	6,316
LTIP stock options	1,088	917
LTIP RSUs and DSUs	1,383	1,066
Obligation to issue shares	656	1,478
	4,633	9,777